SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segmented Information
SCHEDULE OF GEOGRAPHIC SEGMENTS

	June 30, 2023	December 31, 2022
Current assets
Canada	20,278,942	3,198,344
Barbados	254,115	493,552
Botswana	2,402,916	2,746,450
Total	22,935,973	6,438,346

	June 30, 2023	December 31, 2022
Property, plant and equipment
Canada	9,670	10,714
Botswana	3,112,663	3,383,956
Total	3,122,333	3,394,670

	June 30, 2023	December 31, 2022
Exploration and evaluation assets
Botswana	39,583,472	31,823,982